WARRANTS (Tables)	12 Months Ended
Dec. 31, 2021
Warrants
Summary of Warrants Issued

Warrants:	Shares	Weighted Avg. Exercise Price
Balance at December 31, 2019	455,451	$16.75
Issued	186,072	3.91
Exercised	(110,000)	3.91
Expired	(310,010)	23.70
Balance at December 31, 2020	221,513	$7.08
Issued	—	—
Exercised	(166,072)	3.91
Expired	(35,441)	23.70
Balance at December 31, 2021	20,000	3.91